Leases (Details) - Schedule of Lease Expense - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Lease Expense [Abstract]
Amortization of right-of-use assets						$ 3,298
Interest on lease liabilities					625,523	844,424
Operating lease cost	86,325	128,076	194,570	260,282	516,219	540,908
Short term lease cost	93,551	24,598	172,923	79,673	423,693	181,337
Total lease cost	$ 311,042	$ 308,036	$ 634,702	$ 656,436	$ 1,565,435	$ 1,569,967